Deposits - Summary of Deposit Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2021	Oct. 31, 2020
Disclosure of deposits [line items]
Total deposits	$ 1,084,878	$ 1,011,885
U.S. dollars [member]
Disclosure of deposits [line items]
Total deposits	394,300	347,500
British pounds [member]
Disclosure of deposits [line items]
Total deposits	32,100	31,900
Euro [member]
Disclosure of deposits [line items]
Total deposits	43,100	46,600
Other currencies [member]
Disclosure of deposits [line items]
Total deposits	$ 28,000	$ 33,400